Subsequent Events (Details Narrative) (10-K) - John Keeler & Co., Inc. [Member] - USD ($)			6 Months Ended	9 Months Ended
	Nov. 08, 2018	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 20, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of stock options to purchase shares of common stock				104
Stock option term				9 years 6 months
Probability of vesting of stock options				47.50%
Par value of exchanged shares				$ 1.00		$ 1.00	$ 1.00
Carlos Faria [Member]
Number of stock options to purchase shares of common stock		104
Stock option term		10 years
Probability of vesting of stock options			40.00%	47.50%
Supplier [Member]
Outstanding accounts payable					$ 388,199
Balance due to supplier					$ 1,465,000
Subsequent Event [Member] | Shareholder [Member]
Shares exchanged by the shareholder	500
Par value of exchanged shares	$ 1.00
Shares issued to new shareholder	15,000,000
Par value of shares issued to new shareholder	$ 0.0001
Outstanding shares issued to new shareholder	16,015,000
Subsequent Event [Member] | Private Placement Investors [Member]
Warrants issued to investors	181,250
Subsequent Event [Member] | Private Placement Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors	725
Subsequent Event [Member] | Prior Investors [Member]
Warrants issued to investors	172,000
Subsequent Event [Member] | Prior Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors	688
Subsequent Event [Member] | Christopher Constable [Member]
Number of stock options granted	3,120,000